Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	June 2013
Distribution Date	7/15/2013
Transaction Month	16
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 11, 2012
Closing Date:	March 7, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:		$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%		March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%		June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%		March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%		December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%		February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%		June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%		May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$444,503,972.98	0.9877866	$407,845,637.82	0.9063236	$36,658,335.16
Class A-4 Notes	$166,980,000.00	1.0000000	$166,980,000.00	1.0000000	$-
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$704,963,972.98	0.5204760	$668,305,637.82	0.4934111	$36,658,335.16

Weighted Avg. Coupon (WAC)	4.60%		4.60%
Weighted Avg. Remaining Maturity (WARM)	40.53		39.74
Pool Receivables Balance	$747,014,665.83		$709,480,403.88
Remaining Number of Receivables	60,875		58,991

Adjusted Pool Balance	$732,257,935.66		$695,599,600.49

III. COLLECTIONS

Principal:
Principal Collections	$36,448,352.13
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$594,723.13
Total Principal Collections	$37,043,075.26

Interest:
Interest Collections	$2,814,215.10
Late Fees & Other Charges	$56,501.20
Interest on Repurchase Principal	$-
Total Interest Collections	$2,870,716.30

Collection Account Interest	$992.90
Reserve Account Interest	$195.42
Servicer Advances	$-

Total Collections	$39,914,979.88

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	June 2013
Distribution Date	7/15/2013
Transaction Month	16
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections					$39,914,979.88
Reserve Account Release					$-
Total Available for Distribution					$39,914,979.88
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$622,512.22		$622,512.22	$622,512.22
Collection Account Interest					$992.90
Late Fees & Other Charges					$56,501.20
Total due to Servicer					$680,006.32

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$266,702.38		$266,702.38
Class A-4 Notes		$132,192.50		$132,192.50

Total Class A interest:		$398,894.88		$398,894.88	$398,894.88

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$38,672,433.76

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$36,658,335.16

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$36,658,335.16
Class A-4 Notes				$-
Class A Notes Total:		$36,658,335.16		$36,658,335.16
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$36,658,335.16		$36,658,335.16

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,014,098.60

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$14,756,730.17
Beginning Period Amount	$14,756,730.17
Current Period Amortization	$875,926.79
Ending Period Required Amount	$13,880,803.39
Ending Period Amount	$13,880,803.39
Next Distribution Date Amount	$13,037,987.66

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	June 2013
Distribution Date	7/15/2013
Transaction Month	16
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	3.73%	3.92%	3.92%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.59%	58,159	98.19%	$696,613,749.49
30 - 60 Days	1.11%	654	1.45%	$10,253,489.14
61 - 90 Days	0.25%	145	0.31%	$2,172,972.07
91 + Days	0.06%	33	0.06%	$440,193.18
		58,991		$709,480,403.88
Total
Delinquent Receivables 61 + days past due	0.30%	178	0.37%	$2,613,165.25
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.25%	152	0.32%	$2,417,675.27
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.23%	147	0.32%	$2,500,440.70
Three-Month Average Delinquency Ratio	0.26%		0.34%

Repossession in Current Period		47		$846,555.22
Repossession Inventory		79		$601,620.30

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,085,909.82
Recoveries				$(594,723.13)
Net Charge-offs for Current Period				$491,186.69

Beginning Pool Balance for Current Period				$747,014,665.83

Net Loss Ratio				0.79%
Net Loss Ratio for 1st Preceding Collection Period				0.22%
Net Loss Ratio for 2nd Preceding Collection Period				0.21%
Three-Month Average Net Loss Ratio for Current Period				0.41%

Cumulative Net Losses for All Periods				$6,448,196.87
Cumulative Net Losses as a % of Initial Pool Balance				0.46%

Principal Balance of Extensions				$2,971,800.63
Number of Extensions				175

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